Schedule I - Summary of Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	$ 5,823,043
Amount at which shown in the Balance Sheet	6,170,502
U.S. government and agencies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	123,994
Fair value	141,564
Amount at which shown in the Balance Sheet	141,564
Municipal
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	612,222
Fair value	712,143
Amount at which shown in the Balance Sheet	712,143
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	173,343
Fair value	192,854
Amount at which shown in the Balance Sheet	192,854
Public utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	633,710
Fair value	697,694
Amount at which shown in the Balance Sheet	697,694
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	2,883,928
Fair value	3,020,529
Amount at which shown in the Balance Sheet	3,020,529
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	33,888
Fair value	35,611
Amount at which shown in the Balance Sheet	35,611
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	15,988
Fair value	13,796
Amount at which shown in the Balance Sheet	13,796
ABS
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	48,274
Fair value	48,080
Amount at which shown in the Balance Sheet	48,080
Redeemable preferred stock
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	8,810
Fair value	9,903
Amount at which shown in the Balance Sheet	9,903
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	4,534,157
Fair value	4,872,174
Amount at which shown in the Balance Sheet	4,872,174
Public Utilities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	5,287
Fair value	5,184
Amount at which shown in the Balance Sheet	5,184
Banks, Trust and Insurance Companies
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	28,670
Fair value	30,859
Amount at which shown in the Balance Sheet	30,859
Industrial, miscellaneous and all other
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	173,018
Fair value	180,346
Amount at which shown in the Balance Sheet	180,346
Nonredeemable preferred stocks
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	1,660
Fair value	1,689
Amount at which shown in the Balance Sheet	1,689
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	208,635
Fair value	218,078
Amount at which shown in the Balance Sheet	218,078
Mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	614,380
Fair value	616,368
Amount at which shown in the Balance Sheet	614,380
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	40,289
Amount at which shown in the Balance Sheet	40,289
Derivative instruments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	2,580
Fair value	2,580
Amount at which shown in the Balance Sheet	2,580
Limited partnership interests
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	330,303
Amount at which shown in the Balance Sheet	330,303
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Cost/amortized cost	92,699
Fair value	92,698
Amount at which shown in the Balance Sheet	$ 92,698